Schedule of currencies used in sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ (296,480)	R$ 101,833	R$ 880,949
Currency risk [member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	23,228
Currency risk [member] | Increase in Foreign Currency Sensitivity +10% [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,323
Currency risk [member] | Decrease in Foreign Currency Sensitivity -10% [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ (2,323)